SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:	12 Months Ended
Dec. 31, 2017
Summary Of Significant Accounting Policies
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

a.	Basis of presentation of the financial statements

The Company’s consolidated financial statements as of December 31, 2016 and 2017 and for each of the three years in the period ended December 31, 2017, have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”).

The significant accounting policies described below have been applied on a consistent basis for all years presented, unless noted otherwise.

The consolidated financial statements have been prepared on the basis of historical cost, subject to adjustments in respect of revaluation of financial assets and financial liabilities at fair value through profit or loss.

The preparation of financial statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Company’s accounting policies. Areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the financial statements, are disclosed in note 3. Actual results may differ materially from estimates and assumptions used.

b.	Principles of consolidation

The consolidated financial statements include the accounts of Intec and its Subsidiary. Intercompany balances and transactions have been eliminated upon consolidation.

c.	Foreign currency transaction

Effective January 1, 2016, the Company changed its functional currency to the U.S. dollar (“dollar”, “USD” or “$”) from the New Israeli Shekel (“NIS”). This change was based on an assessment by Company’s management that the dollar is the primary currency of the economic environment in which the Company operates. Accordingly, the functional and presentation currency of the Company in these financial statements is the U.S. dollar.

In effecting the change in presentation currency to the dollar, as of January 1, 2016 all assets and liabilities of the Company were translated using the current rate method, using the dollar exchange rate as of December 31, 2015, and equity was translated using historical exchange rates at the relevant transaction dates. The resulting amounts translated into dollars for non-monetary items have been treated as their historical cost. Translation differences resulting from the change in presentation currency have been reported as a component of shareholders’ equity.

d.	Property and equipment

Property and equipment items are stated at cost less accumulated depreciation. Depreciation is computed by the straight-line method, over the estimated useful lives as follows:

Years
Computers and peripheral equipment	3
Production and laboratory equipment	7-10
Office furniture and equipment	10-14

Leasehold improvements are depreciated by the straight-line method over the shorter of the lease term and the estimated useful life of the improvements.

An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount.

Depreciation of property under construction begins when it is available for use, i.e. when it is in the location and condition necessary for it to be capable of operating in the manner intended by management.

e.	Intangible assets

The Company applies the cost method of accounting for initial and subsequent measurements of intangible assets. Under this method of accounting, intangible assets are carried at cost less any accumulated amortization and any accumulated impairment losses.

Costs associated with research are recognized as an expense as incurred. Costs associated with development projects (which relate to the design and the testing of new products or improvements) are recognized as intangible assets when the following criteria are met:

-	It is technically feasible to complete the intangible assets so that it will be available for use;

-	Management intends to complete the intangible assets and use or sell it;

-	There is an ability to use or sell the intangible assets;

-	It can be demonstrated how the intangible assets will generate probable future economic benefits;

-	Adequate technical, financial and other resources to complete the development and to use or sell the intangible assets are available; and costs associated with the intangible asset during development can be measured reliably.

Other development costs that do not meet the above criteria are recognized as expenses as incurred. Development costs previously recognized as an expense are not recognized as an asset in a subsequent period.

As of December 31, 2017, the Company has not yet capitalized development costs.

f.	Government grants and other grants:

1)	The Company received participation in research and development expenses from the State of Israel through the Israeli Innovation Authority, or IIA (formerly known as the Office of the Chief Scientist of the Israeli Ministry of Economy and Industry, or the OCS), in the form of grants which qualify as “forgivable loans”, in accordance with IAS 20, “Accounting for Government Grants and Disclosure of Government Assistance,” since the grants are repayable only if the Company generates revenues related to the project that is the subject of the grant.

The Company recognizes each forgivable loan as a grant receivable and a reduction of expenses on a systematic basis at the same time the Company records, as an expense, the related development costs for which the loan is received, provided that there is reasonable assurance that (a) the Company complies with the conditions attached to the loan and (b) the loan will be received. The amount of the forgivable loan is recognized based on the participation rate approved by the IIA.

Since the Company has reasonable grounds to believe it will meet the terms for forgiveness, the loan is accounted for as a government grant. Government grants relating to costs are deferred and recognized in the statement of comprehensive loss over the period necessary to match them with the costs that they are intended to compensate.

2)	The Company receives other grants from certain funds. The grants are recorded to the comprehensive loss as a reduction of related research and development expenses over the period necessary to match these grants with the costs that they are intended to compensate.

g.	Financial assets:

1)	Classification

The Company classifies its financial assets in the following categories: (i) at fair value through profit or loss and (ii) loans and receivables. The classification depends on the purpose for which each financial asset was acquired. The Company’s management determines the classification of financial assets at initial recognition.

a)	Loans and receivables

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. These assets are included in current assets, except for maturities greater than 12 months after the end of the reporting period, which are classified as non-current assets. The Company’s loans and receivables are comprised of “other receivables”, “cash and cash equivalents”, and “restricted bank deposits” in the statement of financial position (See note h below).

b)	Financial assets at fair value through profit or loss

This category includes financial assets that are managed and their performance is evaluated on a fair value basis. Thus upon their initial recognition, these assets are designated by management at fair value through profit or loss. Assets in this category are classified as current assets if they are expected to be settled within 12 months.

2)	Recognition and measurement

Regular purchases and sales of financial assets are recognized on the settlement date, which is the date on which the asset is delivered to the Company or delivered by the Company.

Investments are initially recognized at fair value plus transaction costs for all financial assets not carried at fair value through profit or loss. Financial assets carried at fair value through profit or loss are initially recognized at fair value, and transaction costs are expensed in profit or loss. Financial assets are derecognized when the rights to receive cash flows from the investments have expired or have been transferred and the Company has transferred substantially all risks and rewards of ownership. Financial assets at fair value through profit or loss are subsequently carried at fair value.

Loans and receivables are subsequently recorded at amortized cost using the effective interest method.

Gains or losses arising from changes in the fair value of the “financial assets at fair value through profit or loss” are presented in the statement of comprehensive loss within “Other gains, net” in the period in which they arise.

h.	Cash and cash equivalents

Cash and cash equivalents include cash on hand and short-term bank deposits (original maturities of three months or less) that are not restricted as to withdrawal or use and are therefore considered to be cash equivalents.

i.	Current taxes

Tax expenses for the year ended December 31, 2017 include current taxes. The taxes are recognized in the statements of comprehensive loss.

The amount that was recorded as current taxes is calculated based on the tax laws that have been enacted or substantively enacted at the balance sheet date, in country in which the Subsidiary operates and generates taxable income. The Company’s management periodically evaluates the tax implications applicable to the taxable income, in accordance with the relevant tax laws, and creates provisions in accordance with the amounts expected to be paid to the tax authorities.

j.	Share capital

The Company’s ordinary shares are classified as equity. Incremental costs directly attributable to the issuance of new shares are shown in equity as a deduction from the issue proceeds.

k.	Trade payables

Trade payables are obligations to pay for goods or services that have been acquired in the ordinary course of business from suppliers. Accounts payable are classified as current liabilities if payment is due within one year or less (or in the normal operating cycle of the business if longer). Trade payables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method.

l.	Provisions

Provisions are recognized when the Company has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation and the amount has been reliably estimated.

m.	Derivative financial instruments

Derivatives are initially recognized at fair value on the date a derivative contract is entered into and are subsequently re-measured at their fair value. Changes in the fair value of derivative financial instruments are recognized in the statement of comprehensive loss within financing income or expenses.

Derivative financial instruments issued by the Company include the following:

●	Derivative financial instrument - warrants (“Warrants”)

●	Derivative financial instrument - anti-dilution right (“Anti-dilution right”)

●	Derivative financial instrument - additional warrants (“Additional warrants”)

n.	Employee benefits:

1)	Retirement benefit obligations

The retirement benefit obligation of the Israeli employees of the Company is a defined contribution plan. A defined contribution plan is a post-employment benefit plan which is subject to section 14 of the Israeli severance pay law under which the Company pays fixed contributions into a separate and independent entity. The Company has no legal or constructive obligations to pay further contributions if the fund does not hold sufficient assets to pay all employees the benefits relating to employee service in the current and prior periods.

The Company operates various pension plans that are generally funded through payments to insurance companies or trustee-administered funds. In accordance with their terms, the pension plans meet the definition of a defined contribution plan, as described above.

2)	Vacation days and recreation pay

Labor laws in Israel entitle every employee to vacation days and recreation pay, both of which are computed annually. The entitlement with respect to each employee is based on the employee’s length of service at the Company. The Company recognizes a liability and an expense in respect of vacation and recreation pay as earned by the employee based on his or her entitlement.

3)	Bonus plans

The Company recognizes the obligation and expense for bonuses when a contractual or constructive obligation exists. The obligation is recognized in the amount expected to be paid, to the extent that the Company can reliably estimate the amount expected to be paid.

o.	Share-based payments

The Company operates an equity-settled, share-based compensation plan for employees, under which it receives services from employees as consideration for equity instruments (options) of the Company. The fair value of such services received in exchange for the grant of the options is recognized as an expense in the statement of comprehensive loss.

Non-market performance and service conditions are included in assumptions about the number of options that are expected to vest. The total amount of expense is recognized over the vesting period, which is the period over which all of the specified vesting conditions are to be satisfied. At the end of each reporting period, the Company revises its estimates of the number of options that are expected to vest based on the non-market vesting conditions.

The Company recognizes the impact of a revision in the original estimates, if any, in the statement of comprehensive loss, with a corresponding adjustment to equity.

When the options are exercised, the Company issues new shares. The proceeds received, net of any directly attributable transaction costs, are credited to share capital (at par value) and share premium when the options are exercised.

The fair value of the services received from service providers, other than labor services, are determined according to fair value of the services received, unless that value cannot be reliably measured, in which case the value of the benefit is determined based on the value of the instruments issued.

p.	Leases

Leases in which a significant portion of the risks and rewards of ownership are retained by the lessor are classified as operating leases. Payments made under operating leases are charged to the statement of comprehensive loss on a straight-line basis over the period of the lease.

q.	Loss per share

The computation of basic loss per share is based on the Company’s loss divided by the weighted average number of ordinary shares outstanding during the period.

In calculating the diluted loss per share, the Company adds to the average number of shares outstanding that was used to calculate the basic loss per share the weighted average of the number of shares to be issued assuming all shares that have a potentially dilutive effect have been converted into shares. The potential shares, as described, are only taken into account in cases where their effect is dilutive (increasing the loss per share). Since the addition of potential shares reduces loss per share, these potential shares are not taken into account, and basic and diluted loss per share are identical.

r.	Standards that are not yet in effect and have not been early adopted by the Company for the financial year beginning January 1, 2017:

1)	IFRS 9, Financial instruments (“IFRS 9”)

IFRS 9, ‘Financial instruments’, addresses the classification, measurement and recognition of financial assets and financial liabilities. The complete version of IFRS 9 was issued in July 2014. It replaces the guidance in IAS 39 that relates to the classification and measurement of financial instruments. IFRS 9 retains but simplifies the mixed measurement model and establishes three primary measurement categories for financial assets: amortized cost, fair value through other comprehensive income and fair value through profit or loss. The basis of classification depends on the entity’s business model and the contractual cash flow characteristics of the financial asset. Investments in equity instruments are required to be measured at fair value through profit or loss with the irrevocable option at inception to present changes in fair value in other comprehensive income. Further, the expected credit losses model replaces the incurred loss impairment model used in IAS 39. For financial liabilities, there were no changes to classification and measurement except for the recognition of changes in the Company’s own credit risk in other comprehensive income for liabilities designated at fair value through profit or loss.
The standard is effective for accounting periods beginning on or after January 1, 2018. The Company believes that the adoption of IFRS 9 is not expected to have a material impact on its consolidated financial statements.

2)	IFRS 16, Leases (“IFRS 16”)

IFRS 16 defines a lease as a contract, or part of a contract, that conveys the right to use an asset (the underlying asset) for a period of time in exchange for consideration. Under IFRS 16 lessees have to recognize a lease liability reflecting future lease payments and a ‘right-of-use asset’ for almost all lease contracts.

The standard replaces the current guidance in IAS 17. The standard is effective for annual periods beginning on or after January 1, 2019. The Company is currently assessing the impact of adopting IFRS 16 on its consolidated financial statements.